Related Parties (Details) - Schedule of Related Parties Transactions - Related Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties (Details) - Schedule of Related Parties Transactions [Line Items]
Research and development – see c below			$ 80
General and administrative – see d and e below		$ (218)	$ (191)